UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Brian D. Bullard

The Investment Company of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Investment Company of America® Semi-annual report for the six months ended June 30, 2019

Invest in a fund whose
objective has stood
the test of time.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Investment Company of America seeks to achieve long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2019:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–1.70%	7.02%	11.80%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated March 1, 2019 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2019, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.51%.

Investing outside the United States may be subject to risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The U.S. equity market rose in the first half of the year despite a brief downturn in May, strongly rebounding after experiencing a difficult decline in the final quarter of 2018. Information technology companies were a primary driver, while the health care sector generally lagged the broader market. The Investment Company of America (ICA) rose 13.81% for the six-month period ended June 30, 2019, with distributions reinvested. In comparison, the unmanaged Standard & Poor’s 500 Composite Index (a market capitalization-weighted index based on the results of approximately 500 widely held common stocks) returned 18.54% during the same time period.

For the 20 years ended June 30, 2019, ICA posted an average annual total return of 6.57% with distributions reinvested, compared with 5.90% by the S&P 500. Over its more than 85-year history, ICA has had an average annual total return of 12.04%, compared with 10.88% by the S&P 500.

U.S. economy experiences a late cycle rally

Though the economic cycle remains in late stages, the U.S. economy continued to grow during the first half of 2019. Unemployment moved from 3.9% to 3.7% within the reporting period and gross domestic product grew an annualized 3.1% in the first quarter of 2019. Signs of market volatility have remained, however, with second quarter GDP growth predictions hovering around the 1.5%–2.0% range.

Results at a glance

For the six months ended June 30, 2019, with all distributions reinvested

	ICA (Class A shares)	Standard & Poor’s 500 Composite Index*	Lipper Growth & Income Funds Index†

Income return	0.92%	1.13%	n/a
Capital return	12.89%	17.41%	n/a
Total return	13.81%	18.54%	14.81%

*	Source: S&P Dow Jones Indices LLC. The S&P 500 is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

The Investment Company of America	1

Two big themes are attracting the attention of investors: Geopolitical tensions, and the Federal Reserve Board (Fed) and interest rates. The U.S.-China trade struggle has persisted throughout the period as the primary tension, with concerns around Iran, Russia, Venezuela and North Korea all acting as additional sources of volatility. On top of this, markets continue to keep an eye on Europe and the risk of a no-deal Brexit.

The Fed’s dovish pivot to put additional interest rate increases on hold early in the period, as well as growing market expectations for rate cuts later in 2019, the first of which came to pass on July 31, positively contributed to the period’s strong performance.

ICA’s portfolio in review

Investments in the communication services sector were the largest contributor to relative returns for the period thanks to a 47.2% rise in Facebook, the fund’s largest equity holding. Shares of the company approached prior highs set in the summer of 2018 as concerns diminished regarding the effect of privacy stumbles on their core business, and as excitement built over the company’s new decentralized, low-volatility cryptocurrency initiative, dubbed “Libra.” The aim is to use the company’s broad user base — which totals roughly 2.7 billion people per month — to create a new and more inclusive financial services ecosystem with an initial focus on cross-border payments, though it is still unclear whether regulatory authorities will allow it to launch.

AbbVie was the largest relative detractor, losing 21.1% after announcing the acquisition of Allergan, maker of the Botox treatment popularly used to treat facial wrinkles, as management works to diversify its revenue stream as its Humira treatment prepares to go “off patent.” While Botox faces new threats from freshly launched competitors, AbbVie is expected to secure some $2 billion in cost synergies from the acquisition.

Our cash position detracted from relative results, but at approximately 8.0% of net assets at the end of the period, is at a reasonable level for ICA given current market conditions. As a naturally defensive holding, cash provides protection during market volatility and downturns. Cash also provides portfolio managers the flexibility to easily finance additional or new investments.

The fund’s energy exposure increased year-to-date, despite a decline in oil prices in the second quarter. Over the last few years, many energy companies have become more disciplined and more efficient, enabling them to sustain dividends and to grow earnings at lower oil prices than in the past.

2	The Investment Company of America

We remain focused on the long term

After an impressive start to the year, markets slowed globally in May on a list of concerns, including slowing manufacturing activity, trade tensions between the United States and China, and a worrisome decline in long-term interest rates — a signal from the bond market that recession risks are rising. But once again, as has been seen many times during this decade-plus bull market, the promise of easy monetary policy from the Fed eased the stock market’s concerns over fundamentals.

The tension between the equity market’s confidence and the bond market’s caution reflects an uncertainty in the outlook that we share and is part of the reason we raised our cash allocation during the period.

In the political realm, we are watchful of the risks of regulatory changes to the healthcare and technology industries as preparations for the 2020 U.S. presidential election heat up. Geopolitical tensions remain high as well, with reports of Iranian attacks against energy tankers in the Persian Gulf in retaliation for economic sanctions.

Amid the cross currents, our focus remains the same: Find solid companies at attractive valuations to hold for the long term. We remain very confident in our robust fundamental research and bottom-up analysis, an investment philosophy that has served the fund well since its inception in the 1930s, and has seen many market and economic cycles come and go.

We thank you for the ongoing trust and confidence you place in us. We look forward to reporting to you again in six months.

Cordially,

James B. Lovelace Co-President	Donald D. O’Neal Co-President

August 7, 2019

For current information about the fund, visit americanfunds.com.

The Investment Company of America	3

Summary investment portfolio June 30, 2019	unaudited

Industry sector diversification	Percent of net assets

Common stocks 91.78%	Shares	Value (000)
Energy 9.21%
Canadian Natural Resources, Ltd. (CAD denominated)	22,781,530	$614,269
Concho Resources Inc.	9,482,949	978,451
EOG Resources, Inc.	16,534,200	1,540,326
Exxon Mobil Corp.	27,282,135	2,090,630
Royal Dutch Shell PLC, Class B	7,743,200	253,802
Royal Dutch Shell PLC, Class B (ADR)	5,000,000	328,700
Other securities		3,097,037
		8,903,215

Materials 4.59%
Freeport-McMoRan Inc.	56,584,299	656,944
Linde PLC	6,903,900	1,386,303
Other securities		2,394,968
		4,438,215

Industrials 8.03%
Airbus SE, non-registered shares	4,373,225	620,008
CSX Corp.	15,853,758	1,226,605
General Dynamics Corp.	6,694,000	1,217,103
Northrop Grumman Corp.	1,977,100	638,821
Other securities		4,064,066
		7,766,603

Consumer discretionary 10.10%
Amazon.com, Inc.[1]	1,188,600	2,250,769
General Motors Co.	13,470,400	519,014
Hasbro, Inc.[2]	8,104,190	856,451
Home Depot, Inc.	7,394,000	1,537,730
Lowe’s Companies, Inc.	9,915,000	1,000,523
Marriott International, Inc., Class A	6,578,557	922,906
McDonald’s Corp.	5,200,000	1,079,832
NIKE, Inc., Class B	9,523,420	799,491
Other securities		797,342
		9,764,058

4	The Investment Company of America

	Shares	Value (000)
Consumer staples 9.39%
Altria Group, Inc.	21,857,787	$1,034,966
British American Tobacco PLC	41,791,948	1,458,996
British American Tobacco PLC (ADR)	3,597,865	125,458
Coca-Cola Co.	19,886,000	1,012,595
Keurig Dr Pepper Inc.	19,539,652	564,696
Lamb Weston Holdings, Inc.[2]	9,120,550	577,878
Nestlé SA	8,260,098	855,117
Philip Morris International Inc.	15,865,160	1,245,891
Other securities		2,203,636
		9,079,233

Health care 16.51%
Abbott Laboratories	36,232,300	3,047,136
AbbVie Inc.	33,542,728	2,439,227
Amgen Inc.	8,456,139	1,558,297
Cigna Corp.	4,279,213	674,190
Daiichi Sankyo Co., Ltd.	11,295,000	590,338
Gilead Sciences, Inc.	21,767,045	1,470,582
Merck & Co., Inc.	6,461,700	541,814
Stryker Corp.	4,202,252	863,899
Thermo Fisher Scientific Inc.	2,916,000	856,371
UnitedHealth Group Inc.	6,146,297	1,499,758
Other securities		2,421,442
		15,963,054

Financials 5.43%
JPMorgan Chase & Co.	7,957,000	889,593
Willis Towers Watson PLC	2,875,000	550,677
Other securities		3,813,062
		5,253,332

Information technology 15.78%
Accenture PLC, Class A	3,875,000	715,984
Apple Inc.	2,908,200	575,591
Broadcom Inc.	8,695,300	2,503,029
Intel Corp.	23,058,000	1,103,786
Mastercard Inc., Class A	3,075,000	813,430
Microsoft Corp.	33,340,073	4,466,236
QUALCOMM Inc.	9,226,900	701,890
Samsung Electronics Co., Ltd.	12,900,000	525,094
Texas Instruments Inc.	10,208,210	1,171,494
Other securities		2,686,097
		15,262,631

Communication services 9.31%
Alphabet Inc., Class A1	1,346,300	1,457,774
Alphabet Inc., Class C1	1,092,830	1,181,251
Facebook, Inc., Class A1	24,982,300	4,821,584
Other securities		1,548,626
		9,009,235

The Investment Company of America	5

Common stocks (continued)	Shares	Value (000)
Utilities 2.21%
Dominion Energy, Inc.	8,223,824	$635,866
Other securities		1,501,093
		2,136,959

Real estate 1.22%
American Tower Corp. REIT	2,660,598	543,959
Other securities		637,596
		1,181,555

Total common stocks (cost: $61,601,939,000)		88,758,090

Convertible stocks 0.12%
Industrials 0.06%
Other securities		60,678

Utilities 0.06%
Other securities		52,456

Total convertible stocks (cost: $106,778,000)		113,134

Bonds, notes & other debt instruments 0.07%	Principal amount (000)
U.S. Treasury bonds & notes 0.07%
Other securities		73,007

Total bonds, notes & other debt instruments (cost: $70,125,000)		73,007

Short-term securities 7.91%	Shares
Money market investments 7.91%
Capital Group Central Cash Fund[2]	76,467,041	7,645,939

Total short-term securities (cost: $7,645,949,000)		7,645,939
Total investment securities 99.88% (cost: $69,424,791,000)		96,590,170
Other assets less liabilities 0.12%		118,024

Net assets 100.00%		$96,708,194

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

6	The Investment Company of America

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2019, appear below.

	Beginning shares	Additions	Reductions	Ending shares
Common stocks 1.99%
Energy 0.00%
Noble Energy, Inc.[3]	29,272,023	540,000	8,373,017	21,439,006
Consumer discretionary 0.88%
Hasbro, Inc.	7,618,390	485,800	—	8,104,190
Consumer staples 0.60%
Lamb Weston Holdings, Inc.	10,333,473	—	1,212,923	9,120,550
Information technology 0.51%
Western Union Co.	24,634,600	—	—	24,634,600
Short-term securities 7.91%
Money market investments 7.91%
Capital Group Central Cash Fund	—	97,967,455	21,500,414	76,467,041

	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2019 (000)
Common stocks 1.99%
Energy 0.00%
Noble Energy, Inc.[3]	$(104,554)	$199,203	$6,857	$—
Consumer discretionary 0.88%
Hasbro, Inc.	—	194,876	10,310	856,451
Consumer staples 0.60%
Lamb Weston Holdings, Inc.	(142)	(97,067)	3,914	577,878
Information technology 0.51%
Western Union Co.	—	69,716	9,854	489,982
Total common stocks				1,924,311
Short-term securities 7.91%
Money market investments 7.91%
Capital Group Central Cash Fund	48	(10)	50,986	7,645,939
Total 9.90%	$(104,648)	$366,718	$81,921	$9,570,250

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Unaffiliated issuer at 6/30/2019.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

The Investment Company of America	7

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2019	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $60,426,688)	$87,019,920
Affiliated issuers (cost: $8,998,103)	9,570,250	$96,590,170
Cash		156
Cash denominated in currencies other than U.S. dollars (cost: $4,224)		4,220
Receivables for:
Sales of investments	290,945
Sales of fund’s shares	70,951
Dividends and interest	179,447
Other	289	541,632
		97,136,178
Liabilities:
Payables for:
Purchases of investments	263,299
Repurchases of fund’s shares	118,852
Investment advisory services	18,314
Services provided by related parties	18,816
Trustees’ deferred compensation	5,628
Other	3,075	427,984
Net assets at June 30, 2019		$96,708,194

Net assets consist of:
Capital paid in on shares of beneficial interest		$67,612,248
Total distributable earnings		29,095,946
Net assets at June 30, 2019		$96,708,194

See notes to financial statements.

8	The Investment Company of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,536,172 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$60,874,242	1,595,482		$38.15
Class C	1,576,756	41,799		37.72
Class T	10	—	*	38.15
Class F-1	1,826,008	47,993		38.05
Class F-2	7,143,454	187,324		38.13
Class F-3	3,166,732	83,033		38.14
Class 529-A	2,775,040	72,933		38.05
Class 529-C	293,178	7,723		37.96
Class 529-E	84,728	2,235		37.92
Class 529-T	12	—	*	38.15
Class 529-F-1	106,539	2,804		38.00
Class R-1	76,793	2,030		37.82
Class R-2	632,577	16,702		37.87
Class R-2E	64,194	1,688		38.03
Class R-3	934,658	24,597		38.00
Class R-4	1,438,252	37,812		38.04
Class R-5E	47,441	1,245		38.12
Class R-5	261,499	6,855		38.15
Class R-6	15,406,081	403,917		38.14

*	Amount less than one thousand.

See notes to financial statements.

The Investment Company of America	9

Statement of operations	unaudited
for the six months ended June 30, 2019	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $17,957; also includes $81,921 from affiliates)	$1,171,993
Interest	32,244	$1,204,237
Fees and expenses*:
Investment advisory services	108,871
Distribution services	92,288
Transfer agent services	34,373
Administrative services	11,406
Reports to shareholders	1,002
Registration statement and prospectus	1,289
Trustees’ compensation	213
Auditing and legal	134
Custodian	518
Other	1,218
Total fees and expenses before reimbursements	251,312
Less transfer agent services reimbursements	34
Total fees and expenses after reimbursements		251,278
Net investment income		952,959

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,020,015
Affiliated issuers	(104,648)
Currency transactions	2,988	918,355
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	9,592,252
Affiliated issuers	366,718
Currency translations	141	9,959,111
Net realized gain and unrealized appreciation		10,877,466

Net increase in net assets resulting from operations		$11,830,425

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	The Investment Company of America

Statements of changes in net assets
	(dollars in thousands)

	Six months ended June 30, 2019*	Year ended December 31, 2018
Operations:
Net investment income	$952,959	$1,769,995
Net realized gain	918,355	6,707,744
Net unrealized appreciation (depreciation)	9,959,111	(14,379,081)
Net increase (decrease) in net assets resulting from operations	11,830,425	(5,901,342)

Distributions paid to shareholders	(1,106,796)	(9,207,183)

Net capital share transactions	552,306	6,591,604

Total increase (decrease) in net assets	11,275,935	(8,516,921)

Net assets:
Beginning of period	85,432,259	93,949,180
End of period	$96,708,194	$85,432,259

*	Unaudited.

See notes to financial statements.

The Investment Company of America	11

Notes to financial statements	unaudited

1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	The Investment Company of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Investment Company of America	13

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	The Investment Company of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

The Investment Company of America	15

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$8,903,215	$—	$—	$8,903,215
Materials	4,438,215	—	—	4,438,215
Industrials	7,766,603	—	—	7,766,603
Consumer discretionary	9,764,058	—	—	9,764,058
Consumer staples	9,079,233	—	—	9,079,233
Health care	15,963,054	—	—	15,963,054
Financials	5,253,332	—	—	5,253,332
Information technology	15,262,631	—	—	15,262,631
Communication services	9,009,235	—	—	9,009,235
Utilities	2,136,959	—	—	2,136,959
Real estate	1,181,555	—	—	1,181,555
Convertible stocks	113,134	—	—	113,134
Bonds, notes & other debt instruments	—	73,007	—	73,007
Short-term securities	7,645,939	—	—	7,645,939
Total	$96,517,163	$73,007	$—	$96,590,170

16	The Investment Company of America

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and

The Investment Company of America	17

dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

18	The Investment Company of America

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$553,848
Undistributed long-term capital gains	307,385
Post-October capital loss deferral*	(141,619)

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$30,225,059
Gross unrealized depreciation on investments	(2,957,862)
Net unrealized appreciation on investments	27,267,197
Cost of investments	69,322,973

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2019						Year ended December 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$495,268		$193,767		$689,035		$1,121,730		$4,848,652	$5,970,382
Class C	6,998		5,080		12,078		17,309		132,978	150,287
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	14,206		5,862		20,068		32,834		147,189	180,023
Class F-2	63,183		22,621		85,804		120,859		517,165	638,024
Class F-3	29,453		10,048		39,501		59,032		223,374	282,406
Class 529-A	21,412		8,859		30,271		48,157		219,103	267,260
Class 529-C	1,239		939		2,178		3,233		26,082	29,315
Class 529-E	565		271		836		1,333		6,998	8,331
Class 529-T	—	*	—	*	—	*	—	*	1	1
Class 529-F-1	937		340		1,277		1,824		7,965	9,789
Class R-1	341		250		591		829		6,448	7,277
Class R-2	2,780		2,034		4,814		6,548		51,498	58,046
Class R-2E	355		203		558		681		4,384	5,065
Class R-3	6,050		2,996		9,046		14,092		76,352	90,444
Class R-4	11,475		4,612		16,087		27,197		120,188	147,385
Class R-5E	384		150		534		415		1,928	2,343
Class R-5	2,417		831		3,248		5,936		22,217	28,153
Class R-6	142,071		48,799		190,870		271,045		1,061,606	1,332,651
Total	$799,134		$307,662		$1,106,796		$1,733,054		$7,474,129	$9,207,183

*	Amount less than one thousand.

The Investment Company of America	19

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.219% on such assets in excess of $89 billion. For the six months ended June 30, 2019, the investment advisory services fee was $108,871,000, which was equivalent to an annualized rate of 0.235% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2019, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

20	The Investment Company of America

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently Class A shares pay an administrative services fee at the annual rate of 0.01% of daily net assets and all other share classes pay a fee at the annual rate of 0.05% of their respective daily net assets. The fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets attributable to each share class of the fund (which could increase as noted above) for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Investment Company of America	21

For the six months ended June 30, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$70,714	$24,924		$2,948		Not applicable
Class C	7,689	658		390		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	2,198	1,214		444		Not applicable
Class F-2	Not applicable	3,634		1,694		Not applicable
Class F-3	Not applicable	142		736		Not applicable
Class 529-A	3,109	1,000		669		$885
Class 529-C	1,438	113		74		98
Class 529-E	205	17		21		27
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	38		25		34
Class R-1	380	38		19		Not applicable
Class R-2	2,314	1,057		154		Not applicable
Class R-2E	179	61		15		Not applicable
Class R-3	2,287	677		229		Not applicable
Class R-4	1,775	694		355		Not applicable
Class R-5E	Not applicable	28		10		Not applicable
Class R-5	Not applicable	62		64		Not applicable
Class R-6	Not applicable	16		3,559		Not applicable
Total class-specific expenses	$92,288	$34,373		$11,406		$1,044

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $213,000 in the fund’s statement of operations reflects $195,000 in current fees (either paid in cash or deferred) and a net increase of $18,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

22	The Investment Company of America

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2019, the fund engaged in such purchase and sale transactions with related funds in the amounts of $511,674,000 and $3,027,993,000, respectively, which generated $12,059,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2019.

7. Warrants

As of June 30, 2019, the fund had warrants outstanding which may be exercised at any time for the purchase of 818,231 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2019, the net asset value of each share class would have been reduced by less than $0.02 per share. No warrants were exercised during the six months ended June 30, 2019.

The Investment Company of America	23

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2019

Class A	$1,443,887	39,101	$671,088		17,960		$(3,055,696)	(82,506)	$(940,721)	(25,445)
Class C	111,823	3,064	11,993		324		(228,447)	(6,255)	(104,631)	(2,867)
Class T	—	—	—		—		—	—	—	—
Class F-1	133,686	3,646	19,588		526		(171,475)	(4,640)	(18,201)	(468)
Class F-2	1,156,672	31,304	82,680		2,214		(934,201)	(25,163)	305,151	8,355
Class F-3	508,443	13,833	36,845		986		(273,207)	(7,365)	272,081	7,454
Class 529-A	125,500	3,404	30,265		812		(185,636)	(5,057)	(29,871)	(841)
Class 529-C	14,861	406	2,177		58		(52,500)	(1,428)	(35,462)	(964)
Class 529-E	2,878	78	835		23		(7,601)	(207)	(3,888)	(106)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	8,999	246	1,276		34		(8,807)	(240)	1,468	40
Class R-1	4,303	118	588		16		(9,034)	(245)	(4,143)	(111)
Class R-2	60,519	1,655	4,810		130		(86,484)	(2,362)	(21,155)	(577)
Class R-2E	10,715	293	559		15		(6,034)	(165)	5,240	143
Class R-3	81,743	2,237	9,038		243		(126,465)	(3,461)	(35,684)	(981)
Class R-4	72,109	1,966	16,080		431		(161,755)	(4,395)	(73,566)	(1,998)
Class R-5E	23,586	655	534		15		(4,597)	(124)	19,523	546
Class R-5	16,862	458	3,247		87		(32,899)	(901)	(12,790)	(356)
Class R-6	1,397,677	38,284	190,870		5,110		(359,592)	(9,605)	1,228,955	33,789
Total net increase (decrease)	$5,174,263	140,748	$1,082,473		28,984		$(5,704,430)	(154,119)	$552,306	15,613

24	The Investment Company of America

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2018

Class A	$2,945,664	73,418	$5,821,577	164,270		$(7,686,915)	(192,501)	$1,080,326	45,187
Class C	259,474	6,515	149,245	4,293		(450,983)	(11,307)	(42,264)	(499)
Class T	—	—	—	—		—	—	—	—
Class F-1	262,167	6,461	176,053	4,977		(547,109)	(13,579)	(108,889)	(2,141)
Class F-2	2,934,521	72,633	612,761	17,395		(1,218,623)	(30,958)	2,328,659	59,070
Class F-3	865,361	21,413	260,045	7,332		(931,381)	(22,950)	194,025	5,795
Class 529-A	241,120	5,982	267,168	7,564		(417,484)	(10,342)	90,804	3,204
Class 529-C	34,931	870	29,298	837		(93,775)	(2,320)	(29,546)	(613)
Class 529-E	7,459	184	8,327	237		(15,341)	(381)	445	40
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	33,158	826	9,780	278		(16,374)	(411)	26,564	693
Class R-1	8,311	207	7,243	208		(19,215)	(479)	(3,661)	(64)
Class R-2	140,690	3,497	58,020	1,662		(200,620)	(4,992)	(1,910)	167
Class R-2E	23,121	573	5,065	145		(9,518)	(237)	18,668	481
Class R-3	182,687	4,530	90,347	2,567		(285,053)	(7,074)	(12,019)	23
Class R-4	196,535	4,839	147,305	4,164		(444,899)	(11,104)	(101,059)	(2,101)
Class R-5E	20,001	487	2,341	67		(3,734)	(93)	18,608	461
Class R-5	45,590	1,121	28,132	790		(100,683)	(2,499)	(26,961)	(588)
Class R-6	2,381,786	59,919	1,332,600	37,642		(554,573)	(13,628)	3,159,813	83,933
Total net increase (decrease)	$10,582,576	263,475	$9,005,308	254,428		$(12,996,280)	(324,855)	$6,591,604	193,048

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $23,287,852,000 and $17,480,249,000, respectively, during the six months ended June 30, 2019.

The Investment Company of America	25

Financial highlights

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
6/30/2019[4,5]	$33.91	$.37	$4.30	$4.67
12/31/2018	40.39	.75	(3.28)	(2.53)
12/31/2017	36.23	.69	6.41	7.10
12/31/2016	33.37	.65	4.20	4.85
12/31/2015	37.08	.66	(1.24)	(.58)
12/31/2014	36.70	.85	3.60	4.45
Class C:
6/30/2019[4,5]	33.54	.22	4.25	4.47
12/31/2018	39.98	.42	(3.24)	(2.82)
12/31/2017	35.89	.37	6.34	6.71
12/31/2016	33.08	.37	4.14	4.51
12/31/2015	36.77	.36	(1.22)	(.86)
12/31/2014	36.42	.54	3.56	4.10
Class T:
6/30/2019[4,5]	33.91	.41	4.30	4.71
12/31/2018	40.38	.83	(3.27)	(2.44)
12/31/2017[4,10]	38.08	.56	4.59	5.15
Class F-1:
6/30/2019[4,5]	33.82	.35	4.29	4.64
12/31/2018	40.29	.71	(3.27)	(2.56)
12/31/2017	36.15	.65	6.39	7.04
12/31/2016	33.30	.62	4.18	4.80
12/31/2015	37.01	.62	(1.23)	(.61)
12/31/2014	36.63	.82	3.59	4.41
Class F-2:
6/30/2019[4,5]	33.90	.40	4.29	4.69
12/31/2018	40.37	.82	(3.27)	(2.45)
12/31/2017	36.21	.76	6.41	7.17
12/31/2016	33.36	.71	4.19	4.90
12/31/2015	37.07	.72	(1.23)	(.51)
12/31/2014	36.69	.90	3.62	4.52
Class F-3:
6/30/2019[4,5]	33.90	.42	4.30	4.72
12/31/2018	40.37	.86	(3.28)	(2.42)
12/31/2017[4,11]	37.51	.74	5.17	5.91

26	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.31)	$(.12)	$(.43)	$38.15	13.81%[6]	$60,874		.58%[7]		2.02%[7]
(.74)	(3.21)	(3.95)	33.91	(6.51)	54,973		.57		1.85
(.68)	(2.26)	(2.94)	40.39	19.73	63,640		.57		1.76
(.69)	(1.30)	(1.99)	36.23	14.59	58,402		.59		1.86
(.62)	(2.51)	(3.13)	33.37	(1.44)	54,725		.58		1.79
(.73)	(3.34)	(4.07)	37.08	12.09	58,430		.59		2.21

(.17)	(.12)	(.29)	37.72	13.34 [6]	1,577		1.36	[7]	1.22	[7]
(.41)	(3.21)	(3.62)	33.54	(7.24)	1,498		1.36		1.05
(.36)	(2.26)	(2.62)	39.98	18.77	1,806		1.38		.95
(.40)	(1.30)	(1.70)	35.89	13.70	1,710		1.39		1.06
(.32)	(2.51)	(2.83)	33.08	(2.24)	1,635		1.39		.98
(.41)	(3.34)	(3.75)	36.77	11.20	1,774		1.39		1.41

(.35)	(.12)	(.47)	38.15	13.93 [6,8]	—	[9]	.36	[7,8]	2.23	[7,8]
(.82)	(3.21)	(4.03)	33.91	(6.29)[8]	—	[9]	.36	[8]	2.05	[8]
(.59)	(2.26)	(2.85)	40.38	13.61 [6,8]	—	[9]	.38	[7,8]	1.92	[7,8]

(.29)	(.12)	(.41)	38.05	13.76 [6]	1,826		.68	[7]	1.92	[7]
(.70)	(3.21)	(3.91)	33.82	(6.59)	1,639		.66		1.76
(.64)	(2.26)	(2.90)	40.29	19.60	2,039		.68		1.66
(.65)	(1.30)	(1.95)	36.15	14.48	1,972		.69		1.78
(.59)	(2.51)	(3.10)	33.30	(1.53)	2,459		.67		1.70
(.69)	(3.34)	(4.03)	37.01	12.02	2,518		.67		2.13

(.34)	(.12)	(.46)	38.13	13.88 [6]	7,143		.40	[7]	2.20	[7]
(.81)	(3.21)	(4.02)	33.90	(6.31)	6,067		.39		2.03
(.75)	(2.26)	(3.01)	40.37	19.94	4,840		.40		1.93
(.75)	(1.30)	(2.05)	36.21	14.78	4,359		.41		2.02
(.69)	(2.51)	(3.20)	33.36	(1.26)	1,950		.41		1.97
(.80)	(3.34)	(4.14)	37.07	12.31	1,762		.39		2.32

(.36)	(.12)	(.48)	38.14	13.97 [6]	3,167		.30	[7]	2.31	[7]
(.84)	(3.21)	(4.05)	33.90	(6.24)	2,562		.30		2.12
(.79)	(2.26)	(3.05)	40.37	15.91 [6]	2,817		.30	[7]	1.99	[7]

See end of table for footnotes.

The Investment Company of America	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
6/30/2019[4,5]	$33.82	$.35	$4.29	$4.64
12/31/2018	40.29	.71	(3.27)	(2.56)
12/31/2017	36.15	.65	6.40	7.05
12/31/2016	33.30	.62	4.18	4.80
12/31/2015	37.01	.62	(1.24)	(.62)
12/31/2014	36.64	.81	3.58	4.39
Class 529-C:
6/30/2019[4,5]	33.74	.22	4.28	4.50
12/31/2018	40.19	.41	(3.26)	(2.85)
12/31/2017	36.03	.35	6.37	6.72
12/31/2016	33.20	.35	4.16	4.51
12/31/2015	36.90	.33	(1.22)	(.89)
12/31/2014	36.54	.51	3.58	4.09
Class 529-E:
6/30/2019[4,5]	33.71	.31	4.27	4.58
12/31/2018	40.16	.61	(3.25)	(2.64)
12/31/2017	36.04	.56	6.37	6.93
12/31/2016	33.21	.53	4.17	4.70
12/31/2015	36.91	.53	(1.23)	(.70)
12/31/2014	36.55	.71	3.58	4.29
Class 529-T:
6/30/2019[4,5]	33.91	.40	4.30	4.70
12/31/2018	40.38	.81	(3.27)	(2.46)
12/31/2017[4,10]	38.08	.55	4.59	5.14
Class 529-F-1:
6/30/2019[4,5]	33.78	.40	4.28	4.68
12/31/2018	40.24	.80	(3.25)	(2.45)
12/31/2017	36.11	.74	6.38	7.12
12/31/2016	33.27	.70	4.17	4.87
12/31/2015	36.98	.70	(1.24)	(.54)
12/31/2014	36.61	.89	3.59	4.48
Class R-1:
6/30/2019[4,5]	33.63	.22	4.25	4.47
12/31/2018	40.07	.41	(3.24)	(2.83)
12/31/2017	35.97	.36	6.36	6.72
12/31/2016	33.15	.37	4.15	4.52
12/31/2015	36.84	.35	(1.21)	(.86)
12/31/2014	36.49	.54	3.56	4.10

28	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.29)	$(.12)	$(.41)	$38.05	13.77%[6]	$2,775		.67%[7]		1.93%[7]
(.70)	(3.21)	(3.91)	33.82	(6.59)	2,495		.66		1.76
(.65)	(2.26)	(2.91)	40.29	19.62	2,843		.66		1.67
(.65)	(1.30)	(1.95)	36.15	14.49	2,351		.68		1.77
(.58)	(2.51)	(3.09)	33.30	(1.55)	2,132		.69		1.68
(.68)	(3.34)	(4.02)	37.01	11.97	2,234		.69		2.10

(.16)	(.12)	(.28)	37.96	13.35 [6]	293		1.40	[7]	1.18	[7]
(.39)	(3.21)	(3.60)	33.74	(7.28)	293		1.41		1.01
(.30)	(2.26)	(2.56)	40.19	18.71	374		1.43		.90
(.38)	(1.30)	(1.68)	36.03	13.61	504		1.45		1.00
(.30)	(2.51)	(2.81)	33.20	(2.31)	475		1.46		.91
(.39)	(3.34)	(3.73)	36.90	11.13	509		1.46		1.33

(.25)	(.12)	(.37)	37.92	13.63 [6]	85		.89	[7]	1.70	[7]
(.60)	(3.21)	(3.81)	33.71	(6.78)	79		.90		1.52
(.55)	(2.26)	(2.81)	40.16	19.34	92		.90		1.43
(.57)	(1.30)	(1.87)	36.04	14.20	84		.92		1.53
(.49)	(2.51)	(3.00)	33.21	(1.77)	78		.93		1.44
(.59)	(3.34)	(3.93)	36.91	11.70	82		.93		1.86

(.34)	(.12)	(.46)	38.15	13.90 [6,8]	—	[9]	.43	[7,8]	2.17	[7,8]
(.80)	(3.21)	(4.01)	33.91	(6.34)[8]	—	[9]	.42	[8]	2.00	[8]
(.58)	(2.26)	(2.84)	40.38	13.57 [6,8]	—	[9]	.43	[7,8]	1.88	[7,8]

(.34)	(.12)	(.46)	38.00	13.88 [6]	107		.43	[7]	2.16	[7]
(.80)	(3.21)	(4.01)	33.78	(6.34)	93		.43		1.99
(.73)	(2.26)	(2.99)	40.24	19.88	83		.44		1.89
(.73)	(1.30)	(2.03)	36.11	14.73	70		.46		1.99
(.66)	(2.51)	(3.17)	33.27	(1.32)	61		.47		1.91
(.77)	(3.34)	(4.11)	36.98	12.23	61		.46		2.32

(.16)	(.12)	(.28)	37.82	13.33 [6]	77		1.38	[7]	1.21	[7]
(.40)	(3.21)	(3.61)	33.63	(7.24)	72		1.38		1.03
(.36)	(2.26)	(2.62)	40.07	18.73	88		1.39		.94
(.40)	(1.30)	(1.70)	35.97	13.66	85		1.40		1.05
(.32)	(2.51)	(2.83)	33.15	(2.22)	83		1.40		.97
(.41)	(3.34)	(3.75)	36.84	11.19	94		1.40		1.40

See end of table for footnotes.

The Investment Company of America	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
6/30/2019[4,5]	$33.67	$.22	$4.26	$4.48
12/31/2018	40.12	.41	(3.25)	(2.84)
12/31/2017	36.01	.36	6.37	6.73
12/31/2016	33.18	.37	4.16	4.53
12/31/2015	36.88	.37	(1.23)	(.86)
12/31/2014	36.53	.55	3.56	4.11
Class R-2E:
6/30/2019[4,5]	33.81	.27	4.29	4.56
12/31/2018	40.28	.53	(3.26)	(2.73)
12/31/2017	36.15	.48	6.40	6.88
12/31/2016	33.33	.47	4.19	4.66
12/31/2015	37.06	.51	(1.23)	(.72)
12/31/2014[4,12]	40.36	.25	.25	.50
Class R-3:
6/30/2019[4,5]	33.78	.30	4.28	4.58
12/31/2018	40.24	.59	(3.26)	(2.67)
12/31/2017	36.11	.54	6.38	6.92
12/31/2016	33.27	.52	4.18	4.70
12/31/2015	36.97	.52	(1.23)	(.71)
12/31/2014	36.60	.71	3.58	4.29
Class R-4:
6/30/2019[4,5]	33.81	.36	4.29	4.65
12/31/2018	40.28	.72	(3.28)	(2.56)
12/31/2017	36.14	.66	6.39	7.05
12/31/2016	33.29	.63	4.19	4.82
12/31/2015	37.00	.63	(1.23)	(.60)
12/31/2014	36.63	.83	3.58	4.41
Class R-5E:
6/30/2019[4,5]	33.89	.40	4.29	4.69
12/31/2018	40.36	.81	(3.27)	(2.46)
12/31/2017	36.20	.76	6.39	7.15
12/31/2016	33.36	.62	4.24	4.86
12/31/2015[4,13]	36.83	.07	(1.08)	(1.01)
Class R-5:
6/30/2019[4,5]	33.91	.41	4.30	4.71
12/31/2018	40.38	.84	(3.27)	(2.43)
12/31/2017	36.22	.78	6.41	7.19
12/31/2016	33.36	.74	4.18	4.92
12/31/2015	37.07	.74	(1.23)	(.49)
12/31/2014	36.69	.96	3.58	4.54

30	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.16)	$(.12)	$(.28)	$37.87	13.34%[6]	$633		1.38%[7]		1.21%[7]
(.40)	(3.21)	(3.61)	33.67	(7.26)	582		1.40		1.02
(.36)	(2.26)	(2.62)	40.12	18.75	687		1.39		.94
(.40)	(1.30)	(1.70)	36.01	13.68	653		1.39		1.06
(.33)	(2.51)	(2.84)	33.18	(2.21)	637		1.36		1.01
(.42)	(3.34)	(3.76)	36.88	11.20	722		1.37		1.43

(.22)	(.12)	(.34)	38.03	13.51 [6]	64		1.10	[7]	1.50	[7]
(.53)	(3.21)	(3.74)	33.81	(6.99)	52		1.10		1.33
(.49)	(2.26)	(2.75)	40.28	19.14	43		1.09		1.23
(.54)	(1.30)	(1.84)	36.15	14.03	16		1.09		1.32
(.50)	(2.51)	(3.01)	33.33	(1.83)	1		1.04		1.48
(.46)	(3.34)	(3.80)	37.06	1.08 [6,8]	—	[9]	.23	[6,8]	.62	[6,8]

(.24)	(.12)	(.36)	38.00	13.60 [6]	935		.94	[7]	1.65	[7]
(.58)	(3.21)	(3.79)	33.78	(6.84)	864		.94		1.47
(.53)	(2.26)	(2.79)	40.24	19.28	1,028		.95		1.38
(.56)	(1.30)	(1.86)	36.11	14.17	951		.95		1.50
(.48)	(2.51)	(2.99)	33.27	(1.79)	860		.95		1.41
(.58)	(3.34)	(3.92)	36.97	11.68	936		.96		1.83

(.30)	(.12)	(.42)	38.04	13.78 [6]	1,438		.64	[7]	1.95	[7]
(.70)	(3.21)	(3.91)	33.81	(6.58)	1,346		.64		1.77
(.65)	(2.26)	(2.91)	40.28	19.64	1,688		.65		1.68
(.67)	(1.30)	(1.97)	36.14	14.55	1,518		.64		1.80
(.60)	(2.51)	(3.11)	33.29	(1.50)	983		.64		1.73
(.70)	(3.34)	(4.04)	37.00	12.02	998		.65		2.15

(.34)	(.12)	(.46)	38.12	13.87 [6]	47		.43	[7]	2.19	[7]
(.80)	(3.21)	(4.01)	33.89	(6.35)	24		.43		2.01
(.73)	(2.26)	(2.99)	40.36	19.89	10		.44		1.95
(.72)	(1.30)	(2.02)	36.20	14.69	3		.43		1.71
(.21)	(2.25)	(2.46)	33.36	(2.64)[6]	—	[9]	.05	[6]	.20	[6]

(.35)	(.12)	(.47)	38.15	13.94 [6]	261		.34	[7]	2.25	[7]
(.83)	(3.21)	(4.04)	33.91	(6.27)	245		.34		2.07
(.77)	(2.26)	(3.03)	40.38	20.00	315		.35		1.98
(.76)	(1.30)	(2.06)	36.22	14.85	262		.35		2.12
(.71)	(2.51)	(3.22)	33.36	(1.20)	755		.35		2.02
(.82)	(3.34)	(4.16)	37.07	12.36	820		.35		2.50

See end of table for footnotes.

The Investment Company of America	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
6/30/2019[4,5]	$33.90	$.42	$4.30	$4.72
12/31/2018	40.38	.86	(3.28)	(2.42)
12/31/2017	36.22	.80	6.41	7.21
12/31/2016	33.36	.75	4.20	4.95
12/31/2015	37.07	.76	(1.24)	(.48)
12/31/2014	36.69	.95	3.61	4.56

	Six months ended
	June 30,	Year ended December 31
	2019[4,5,6]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	19%	36%	28%	25%	30%	29%

See notes to financial statements.

32	The Investment Company of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]

$(.36)	$(.12)	$(.48)	$38.14	13.97%[6]	$15,406	.29%[7]	2.31%[7]
(.85)	(3.21)	(4.06)	33.90	(6.25)	12,548	.29	2.13
(.79)	(2.26)	(3.05)	40.38	20.07	11,556	.30	2.03
(.79)	(1.30)	(2.09)	36.22	14.92	6,977	.30	2.14
(.72)	(2.51)	(3.23)	33.36	(1.15)	4,875	.30	2.08
(.84)	(3.34)	(4.18)	37.07	12.41	4,160	.30	2.45

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.20 and .52 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

The Investment Company of America	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2019, through June 30, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	The Investment Company of America

	Beginning account value 1/1/2019	Ending account value 6/30/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,138.09	$3.07	.58%
Class A – assumed 5% return	1,000.00	1,021.92	2.91	.58
Class C – actual return	1,000.00	1,133.37	7.19	1.36
Class C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class T – actual return	1,000.00	1,139.27	1.91	.36
Class T – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class F-1 – actual return	1,000.00	1,137.62	3.60	.68
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 – actual return	1,000.00	1,138.83	2.12	.40
Class F-2 – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class F-3 – actual return	1,000.00	1,139.70	1.59	.30
Class F-3 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 529-A – actual return	1,000.00	1,137.66	3.55	.67
Class 529-A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-C – actual return	1,000.00	1,133.49	7.41	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class 529-E – actual return	1,000.00	1,136.27	4.71	.89
Class 529-E – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T – actual return	1,000.00	1,138.97	2.28	.43
Class 529-T – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class 529-F-1 – actual return	1,000.00	1,138.82	2.28	.43
Class 529-F-1 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-1 – actual return	1,000.00	1,133.28	7.30	1.38
Class R-1 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2 – actual return	1,000.00	1,133.45	7.30	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	1,135.08	5.82	1.10
Class R-2E – assumed 5% return	1,000.00	1,019.34	5.51	1.10
Class R-3 – actual return	1,000.00	1,135.97	4.98	.94
Class R-3 – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 – actual return	1,000.00	1,137.81	3.39	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	1,138.72	2.28	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	1,139.43	1.80	.34
Class R-5 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 – actual return	1,000.00	1,139.70	1.54	.29
Class R-6 – assumed 5% return	1,000.00	1,023.36	1.45	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Investment Company of America	35

Approval of Investment Advisory and Service Agreement

The board of The Investment Company of America has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2020. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

36	The Investment Company of America

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of pursuing long-term growth of capital and income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2018. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Growth & Income Funds Index, the Lipper Large-Cap Core Funds Index and the Standard & Poor’s 500 Composite Index (“S&P 500 Index”). They reviewed the results for the year-to-date, one-year, three-year, five-year, 10-year, 15-year, 20-year and lifetime periods, and placed greater emphasis on longer-term periods. They noted that the investment results of the fund generally compared favorably to the results of the S&P 500 Index for the lifetime period, to the results of all of the indexes for the 20-year period and to the results of the Lipper Growth & Income Funds Index for all other periods, but were mixed against the Lipper Large-Cap Core Funds Index and the S&P 500 Index in the 10- and five-year periods and lagged both these indexes in shorter periods. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Growth & Income Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Investment Company of America	37

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018 CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

38	The Investment Company of America

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The Investment Company of America	39

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40	The Investment Company of America

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The Investment Company of America	41

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42	The Investment Company of America

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The Investment Company of America	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	The Investment Company of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2019, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Investment Company of America®

Investment portfolio

June 30, 2019

unaudited

Common stocks 91.78% Energy 9.21%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	9,700,000	$238,911
BP PLC	21,800,620	151,884
Canadian Natural Resources, Ltd. (CAD denominated)	22,781,530	614,269
Chesapeake Energy Corp.1	20,000,000	39,000
Chevron Corp.	4,083,900	508,200
Concho Resources Inc.	9,482,949	978,451
Enbridge Inc.	3,842,772	138,647
Enbridge Inc. (CAD denominated)	2,500,000	90,298
EOG Resources, Inc.	16,534,200	1,540,326
Exxon Mobil Corp.	27,282,135	2,090,630
Halliburton Co.	7,700,000	175,098
Noble Energy, Inc.	21,439,006	480,234
ONEOK, Inc.	3,261,000	224,389
Royal Dutch Shell PLC, Class B	7,743,200	253,802
Royal Dutch Shell PLC, Class B (ADR)	5,000,000	328,700
Schlumberger Ltd.	8,138,000	323,404
Southwestern Energy Co.1	9,247,030	29,221
Suncor Energy Inc.	4,890,292	152,547
TC Energy Corp.	3,688,579	182,859
TOTAL SA	2,668,117	149,496
Williams Companies, Inc.	7,590,900	212,849
		8,903,215
Materials 4.59%
Alcoa Corp.1	7,844,610	183,642
BHP Group PLC	19,908,000	509,436
Celanese Corp.	1,435,000	154,693
Dow Inc.	4,750,000	234,222
DuPont de Nemours Inc.	2,500,000	187,675
Freeport-McMoRan Inc.	56,584,299	656,944
International Flavors & Fragrances Inc.	3,160,820	458,603
Linde PLC	6,903,900	1,386,303
Rio Tinto PLC	6,271,400	388,701
Vale SA, ordinary nominative (ADR)	20,684,215	277,996
		4,438,215
Industrials 8.03%
3M Co.	1,000,000	173,340
Airbus SE, non-registered shares	4,373,225	620,008
AMETEK, Inc.	350,000	31,794
BAE Systems PLC	10,689,700	67,252
Boeing Co.	275,000	100,103
Caterpillar Inc.	612,000	83,410
CSX Corp.	15,853,758	1,226,605
Equifax Inc.	288,300	38,990
Fortive Corp.	475,000	38,722
General Dynamics Corp.	6,694,000	1,217,103

The Investment Company of America — Page 1 of 5

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Illinois Tool Works Inc.	3,400,000	$512,754
Komatsu Ltd.	4,952,000	119,419
L3 Harris Technologies Inc.1	3,046,606	625,442
Lockheed Martin Corp.	1,250,000	454,425
Masco Corp.	6,450,000	253,098
Nielsen Holdings PLC	4,185,000	94,581
Northrop Grumman Corp.	1,977,100	638,821
Rolls-Royce Holdings PLC1	38,286,000	408,613
Safran SA	1,099,429	161,083
Stanley Black & Decker, Inc.	1,741,500	251,838
Union Pacific Corp.	1,055,568	178,507
United Technologies Corp.	3,615,166	470,695
		7,766,603
Consumer discretionary 10.10%
Amazon.com, Inc.1	1,188,600	2,250,769
General Motors Co.	13,470,400	519,014
Hasbro, Inc.2	8,104,190	856,451
Home Depot, Inc.	7,394,000	1,537,730
Las Vegas Sands Corp.	8,535,700	504,374
Lowe’s Companies, Inc.	9,915,000	1,000,523
Marriott International, Inc., Class A	6,578,557	922,906
McDonald’s Corp.	5,200,000	1,079,832
NIKE, Inc., Class B	9,523,420	799,491
Ross Stores, Inc.	361,800	35,862
Sony Corp.	562,000	29,441
Toyota Motor Corp.	1,500,100	93,054
YUM! Brands, Inc.	1,216,329	134,611
		9,764,058
Consumer staples 9.39%
Altria Group, Inc.	21,857,787	1,034,966
British American Tobacco PLC	41,791,948	1,458,996
British American Tobacco PLC (ADR)	3,597,865	125,458
Coca-Cola Co.	19,886,000	1,012,595
Constellation Brands, Inc., Class A	2,310,213	454,973
Costco Wholesale Corp.	1,128,500	298,218
Diageo PLC	918,800	39,486
Hormel Foods Corp.	4,354,967	176,550
Imperial Brands PLC	8,319,000	195,109
Keurig Dr Pepper Inc.	19,539,652	564,696
Lamb Weston Holdings, Inc.2	9,120,550	577,878
Nestlé SA	8,260,098	855,117
PepsiCo, Inc.	3,600,000	472,068
Pernod Ricard SA	2,221,793	409,403
Philip Morris International Inc.	15,865,160	1,245,891
Reckitt Benckiser Group PLC	2,000,000	157,829
		9,079,233
Health care 16.51%
Abbott Laboratories	36,232,300	3,047,136
AbbVie Inc.	33,542,728	2,439,227
Alcon Inc.1	2,141,400	132,231
Amgen Inc.	8,456,139	1,558,297
AstraZeneca PLC	2,996,100	244,959

The Investment Company of America — Page 2 of 5

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Cigna Corp.	4,279,213	$674,190
Daiichi Sankyo Co., Ltd.	11,295,000	590,338
Danaher Corp.	235,000	33,586
Edwards Lifesciences Corp.1	376,199	69,499
Eli Lilly and Co.	2,632,700	291,677
Gilead Sciences, Inc.	21,767,045	1,470,582
GlaxoSmithKline PLC	10,868,400	217,607
Humana Inc.	1,426,800	378,530
Illumina, Inc.1	500,000	184,075
Johnson & Johnson	600,000	83,568
Medtronic PLC	1,102,000	107,324
Merck & Co., Inc.	6,461,700	541,814
Novartis AG	4,680,000	427,634
Pfizer Inc.	912,500	39,530
Stryker Corp.	4,202,252	863,899
Teva Pharmaceutical Industries Ltd. (ADR)1	22,884,300	211,222
Thermo Fisher Scientific Inc.	2,916,000	856,371
UnitedHealth Group Inc.	6,146,297	1,499,758
		15,963,054
Financials 5.43%
AIA Group Ltd.	4,059,200	43,779
American International Group, Inc.	7,631,212	406,591
Aon PLC, Class A	844,400	162,952
Bank of Montreal	2,343,478	177,020
Bank of New York Mellon Corp.	3,750,000	165,563
Barclays PLC	86,839,411	165,202
Berkshire Hathaway Inc., Class B1	1,800,000	383,706
BNP Paribas SA	5,100,000	242,204
Chubb Ltd.	1,806,000	266,006
CME Group Inc., Class A	1,543,400	299,589
First Republic Bank	1,494,000	145,889
JPMorgan Chase & Co.	7,957,000	889,593
Marsh & McLennan Companies, Inc.	3,000,000	299,250
Nasdaq, Inc.	1,810,000	174,068
PNC Financial Services Group, Inc.	1,000,000	137,280
S&P Global Inc.	187,400	42,688
Société Générale	4,301,060	108,672
SunTrust Banks, Inc.	487,000	30,608
UBS Group AG	11,180,000	132,850
Wells Fargo & Co.	9,069,000	429,145
Willis Towers Watson PLC	2,875,000	550,677
		5,253,332
Information technology 15.78%
Accenture PLC, Class A	3,875,000	715,984
Adobe Inc.1	697,000	205,371
Amphenol Corp., Class A	2,855,000	273,909
Apple Inc.	2,908,200	575,591
ASML Holding NV	2,129,323	444,881
Broadcom Inc.	8,695,300	2,503,029
Global Payments Inc.	249,500	39,952
Intel Corp.	23,058,000	1,103,786
Intuit Inc.	549,000	143,470
Mastercard Inc., Class A	3,075,000	813,430

The Investment Company of America — Page 3 of 5

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
Microsoft Corp.	33,340,073	$4,466,236
NetApp, Inc.	2,772,900	171,088
QUALCOMM Inc.	9,226,900	701,890
salesforce.com, inc.1	188,000	28,525
Samsung Electronics Co., Ltd.	12,900,000	525,094
ServiceNow, Inc.1	1,021,000	280,336
Skyworks Solutions, Inc.	3,550,000	274,309
Taiwan Semiconductor Manufacturing Co., Ltd.	8,350,000	64,253
TE Connectivity Ltd.	2,314,000	221,635
Texas Instruments Inc.	10,208,210	1,171,494
Visa Inc., Class A	278,800	48,386
Western Union Co.2	24,634,600	489,982
		15,262,631
Communication services 9.31%
Activision Blizzard, Inc.	814,800	38,459
Alphabet Inc., Class A1	1,346,300	1,457,774
Alphabet Inc., Class C1	1,092,830	1,181,251
CBS Corp., Class B	5,605,000	279,689
Comcast Corp., Class A	4,000,000	169,120
Facebook, Inc., Class A1	24,982,300	4,821,584
Fox Corp., Class A	2,250,000	82,440
Netflix, Inc.1	1,043,800	383,409
Verizon Communications Inc.	8,468,990	483,833
Vodafone Group PLC	68,000,000	111,676
		9,009,235
Utilities 2.21%
American Electric Power Co., Inc.	4,496,088	395,701
Dominion Energy, Inc.	8,223,824	635,866
E.ON SE	6,770,000	73,525
Edison International	5,016,400	338,156
Exelon Corp.	3,300,000	158,202
NextEra Energy, Inc.	892,300	182,797
Sempra Energy	2,566,300	352,712
		2,136,959
Real estate 1.22%
Alexandria Real Estate Equities, Inc. REIT	1,321,000	186,380
American Tower Corp. REIT	2,660,598	543,959
Crown Castle International Corp. REIT	644,500	84,010
Digital Realty Trust, Inc. REIT	423,000	49,825
Equinix, Inc. REIT	85,000	42,865
SBA Communications Corp. REIT1	769,737	173,068
Simon Property Group, Inc. REIT	635,000	101,448
		1,181,555
Total common stocks (cost: $61,601,939,000)		88,758,090
Convertible stocks 0.12% Industrials 0.06%
Stanley Black & Decker, Inc. 5.375% 2020, convertible preferred	600,000	60,678

The Investment Company of America — Page 4 of 5

unaudited

Convertible stocks (continued) Utilities 0.06%	Shares	Value (000)
Sempra Energy, Series A, 6.00% convertible preferred 2021	470,500	$52,456
Total convertible stocks (cost: $106,778,000)		113,134
Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%	Principal amount (000)
U.S. Treasury 2.75% 2023	$70,360	73,007
Total bonds, notes & other debt instruments (cost: $70,125,000)		73,007
Short-term securities 7.91% Money market investments 7.91%	Shares
Capital Group Central Cash Fund2	76,467,041	7,645,939
Total short-term securities (cost: $7,645,949,000)		7,645,939
Total investment securities 99.88% (cost: $69,424,791,000)		96,590,170
Other assets less liabilities 0.12%		118,024
Net assets 100.00%		$96,708,194

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2019 Capital Group. All rights reserved.

MFGEFPX-004-0819O-S73184	The Investment Company of America — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________________
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: August 30, 2019

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: August 30, 2019